Prepaid expenses and other current assets (Tables)	9 Months Ended
Sep. 30, 2021
Prepaid Expenses and Other Current Assets
	September 30, 2021	December 31, 2020
	$	$
Prepaid insurance	433	1,021
Prepaid income taxes	2,942	873
Other	56	19
	3,431	1,913